GOODWILL - Narrative (Details) CAD in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Asset impairment charges		CAD 1,388	CAD 3,745		CAD 0
Goodwill (Note 11)		13,958	4,812		4,034
Goodwill, impairment loss		1,085
Energy
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11)		0	CAD 1,145		CAD 960
Goodwill, impairment loss		CAD 1,085
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $						$ 573	$ 573
Percentage of fair value in excess of carrying amount (less than)		10.00%				10.00%
ANR
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $						$ 1,900	1,900
Percentage of fair value in excess of carrying amount (less than)		1000.00%				1000.00%
TRANSCANADA PIPELINES LIMITED | Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill, impairment loss | $				$ 199
Ownership interest (percent)		46.45%				46.45%
Equity Attributable to Controlling Interests | Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $							$ 386
Goodwill, period increase | $				$ 143
Natural Gas – Ravenswood | Energy
Goodwill recorded on Company's acquisitions in the U.S.
Asset impairment charges	CAD 1,085
Asset impairment charge, after tax	CAD 656